Other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Other Receivables
Schedule of other receivables
	December 31	December 31,
	2021	2020
	$’000	$’000
Recoverable value added tax (“VAT”)	$1,019	$722
Other receivables	402	2,822
Total	$1,421	$3,544